DEBT AND CAPITAL LEASES (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2016	Jan. 02, 2016
Short-Term Borrowings from U.S. Commercial Paper
Short-term debt
U.S. Commercial paper		$ 44.5	$ 28.0
Weighted average interest rate		0.90%	0.70%
Short-Term Borrowings from Euro-Commercial Paper
Short-term debt
Maximum borrowing capacity	$ 500.0
Maturities of the notes	364 days
Covenants compliance		There are no financial covenants under this program
Euro-Commercial paper		$ 209.0